Leases	12 Months Ended
Oct. 31, 2020
Leases

10.	Leases

The Company has two leases of property for growing operations that expire December 31, 2020 and one lease for warehouse and office space that expires March 31, 2021. The warehouse lease can be extended for four years after March 31, 2021.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year ended October 31, 2020:

	Land and Buildings	Leased equipment	Total
Balance - October 31, 2019	$-	$232,059	$232,059
Adoption of IFRS 16	276,431	-	276,431
Additions	-	68,035	68,035
Amortization	(225,963)	(79,401)	(305,364)
Balance - October 31, 2020	$50,468	$220,693	$271,161

All of the depreciation for land and buildings was capitalized during the year ended October 31, 2020.

Set out below are the carrying amounts and movements of lease liabilities:

Lease Liabilities	October 31, 2020	October 31, 2019
Balance - beginning	$142,205	$196,814
Adoption of IFRS 16	276,431
Additions	68,035	62,516
Accretion of interest	63,043	30,299
Payments	(435,197)	(147,424)
Balance - ending	$114,517	$142,205
Current	100,277	129,876
Non-current	16,630	12,329

Payments during the year ended October 31, 2020 of $435,197 included principal payments of $372,154 and interest of $63,043. Payments during the year ended October 31, 2019 of $147,424 included principal payments of $117,125 and interest of $30,299.

Set out below are the minimum future lease payments from October 31, 2020:

Total future minimum lease payments
Less than one year	$114,010
Between one and five years	17,525
Total	$131,535

Set out below are the minimum future lease payments from October 31, 2019:

Total future minimum lease payments
Less than one year	$144,411
Between one and five years	12,880
Total	$157,291

The Company has lease contracts that include extension options, which are negotiated by management to provide flexibility in managing business needs. Set out below are the undiscounted potential rental payments related to periods following the date of exercise options that are not included in the lease term:

	Within five years	More than Five years
Extension options available to be exercised	$580,250	$199,000
New lease terms executed subsequent to October 31, 2020	405,600
Total	$985,850	$199,000